Other non-current liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Other non-current liabilities [Abstract]
Accruals	$ 50.4	$ 58.0
Total other non-current liabilities	50.4	58.0
Accrued employee benefit liability	33.3	31.0
Deferred gain on real estate	8.1	14.0
Contractual IT liability	$ 6.6	$ 11.3